Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2020
Loans and Allowance for Loan Losses [Abstract]
Portfolio Loans
Loans are comprised of the following at December 31:
	2020	2019
Residential real estate	$305,478	$310,253
Commercial real estate:
Owner-occupied	51,863	55,825
Nonowner-occupied	164,523	131,398
Construction	37,063	34,913
Commercial and industrial	157,692	100,023
Consumer:
Automobile	55,241	63,770
Home equity	19,993	22,882
Other	56,811	53,710
	848,664	772,774
Less: Allowance for loan losses	(7,160)	(6,272)

Loans, net	$841,504	$766,502

Activity in Allowance for Loan Losses by Portfolio Segment
The following table presents the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2020, 2019 and 2018:

December 31, 2020	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,250	$1,928	$1,447	$1,647	$6,272
Provision for loan losses	413	946	443	1,178	2,980
Loans charged off	(340)	(559)	(185)	(1,949)	(3,033)
Recoveries	157	116	71	597	941
Total ending allowance balance	$1,480	$2,431	$1,776	$1,473	$7,160

December 31, 2019	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,583	$2,186	$1,063	$1,896	$6,728
Provision for loan losses	98	(1,745)	1,807	840	1,000
Loans charged off	(1,060)	(602)	(1,513)	(1,917)	(5,092)
Recoveries	629	2,089	90	828	3,636
Total ending allowance balance	$1,250	$1,928	$1,447	$1,647	$6,272

December 31, 2018	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,470	$2,978	$1,024	$2,027	$7,499
Provision for loan losses	772	(1,311)	(80)	1,658	1,039
Loans charged off	(874)	(4)	(208)	(2,514)	(3,600)
Recoveries	215	523	327	725	1,790
Total ending allowance balance	$1,583	$2,186	$1,063	$1,896	$6,728

Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment Based on Impairment Method
The following table presents the balance in the allowance for loan losses and the recorded investment of loans by portfolio segment and based on impairment method as of December 31, 2020 and 2019:

December 31, 2020	Residential Real Estate		Commercial Real Estate		Commercial & Industrial		Consumer		Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$	----	$	----	$	----	$	----
Collectively evaluated for impairment		1,480		2,431		1,776		1,473		7,160
Total ending allowance balance		$1,480		$2,431		$1,776		$1,473		$7,160

Loans:
Loans individually evaluated for impairment		$411		$5,845		$4,686		$84		$11,026
Loans collectively evaluated for impairment		305,067		247,604		153,006		131,961		837,638
Total ending loans balance		$305,478		$253,449		$157,692		$132,045		$848,664

December 31, 2019	Residential Real Estate		Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$385	$303	$119	$807
Collectively evaluated for impairment		1,250	1,543	1,144	1,528	5,465
Total ending allowance balance		$1,250	$1,928	$1,447	$1,647	$6,272

Loans:
Loans individually evaluated for impairment		$438	$11,300	$4,910	$487	$17,135
Loans collectively evaluated for impairment		309,815	210,836	95,113	139,875	755,639
Total ending loans balance		$310,253	$222,136	$100,023	$140,362	$772,774

Loans Individually Evaluated for Impairment by Class of Loans
The following table presents information related to loans individually evaluated for impairment by class of loans as of the years ended December 31, 2020, 2019 and 2018:

December 31, 2020	Unpaid Principal Balance		Recorded Investment		Allowance for Loan Losses Allocated		Average Impaired Loans		Interest Income Recognized		Cash Basis Interest Recognized
With an allowance recorded:	$	----	$	----	$	----	$	----	$	----	$	----
With no related allowance recorded:
Residential real estate		418		411		----		423		21		21
Commercial real estate:
Owner-occupied		5,256		5,256		----		3,417		260		260
Nonowner-occupied		632		589		----		626		29		29
Commercial and industrial		4,686		4,686		----		3,772		196		196
Consumer:
Home equity		34		34		----		28		2		2
Other		50		50		----		10		2		2

Total		$11,076		$11,026	$	----		$8,276		$510		$510

December 31, 2019	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Owner-occupied	$2,030	$2,030	$385	$1,375	$197	$197
Commercial and industrial	4,861	4,861	303	4,796	319	319
Consumer:
Automobile	8	8	8	2	----	----
Other	111	111	111	22	9	9

With no related allowance recorded:
Residential real estate	438	438	----	453	23	23
Commercial real estate:
Owner-occupied	1,778	1,778	----	1,902	113	113
Nonowner-occupied	7,492	7,492	----	6,160	477	477
Commercial and industrial	49	49	----	300	111	111
Consumer:
Home equity	368	368	----	143	19	19

Total	$17,135	$17,135	$807	$15,153	$1,268	$1,268

December 31, 2018	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Nonowner-occupied	$362	$362	$98	$367	$15	$15

With no related allowance recorded:
Residential real estate	1,667	1,667	----	511	101	101
Commercial real estate:
Owner-occupied	2,527	2,527	----	2,475	141	141
Nonowner-occupied	2,368	946	----	1,912	57	57
Construction	336	----	----	----	20	20
Commercial and industrial	7,116	7,116	----	5,802	414	414

Total	$14,376	$12,618	$98	$11,067	$748	$748

Recorded Investment in Nonaccrual and Loans Past Due Over 90 Days Still on Accrual by Class of Loans
The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2020 and 2019:

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2020
Residential real estate	$127	$5,256
Commercial real estate:
Owner-occupied	----	205
Nonowner-occupied	----	362
Construction	----	156
Commercial and industrial	15	149
Consumer:
Automobile	146	129
Home equity	----	210
Other	136	36
Total	$424	$6,503

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2019
Residential real estate	$255	$6,119
Commercial real estate:
Owner-occupied	----	863
Nonowner-occupied	----	804
Construction	----	229
Commercial and industrial	----	590
Consumer:
Automobile	239	61
Home equity	----	392
Other	395	91
Total	$889	$9,149

Aging of Recorded Investment in Past Due Loans by Class of Loans
The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2020 and 2019:

December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$2,845	$496	$1,663	$5,004	$300,474	$305,478
Commercial real estate:
Owner-occupied	470	1003	193	1,666	50,197	51,863
Nonowner-occupied	94	----	362	456	164,067	164,523
Construction	----	82	----	82	36,981	37,063
Commercial and industrial	1,112	11	164	1,287	156,405	157,692
Consumer:
Automobile	831	131	258	1,220	54,021	55,241
Home equity	204	81	113	398	19,595	19,993
Other	446	76	172	694	56,117	56,811

Total	$6,002	$1,880	$2,925	$10,807	$837,857	$848,664

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$4,015	$1,314	$1,782	$7,111	$303,142	$310,253
Commercial real estate:
Owner-occupied	383	59	144	586	55,239	55,825
Nonowner-occupied	12	----	697	709	130,689	131,398
Construction	186	19	49	254	34,659	34,913
Commercial and industrial	1,320	312	241	1,873	98,150	100,023
Consumer:
Automobile	986	329	246	1,561	62,209	63,770
Home equity	106	18	279	403	22,479	22,882
Other	559	139	443	1,141	52,569	53,710

Total	$7,567	$2,190	$3,881	$13,638	$759,136	$772,774

Troubled Debt Restructuring Loan Modifications
The following table presents the types of TDR loan modifications by class of loans as of December 31, 2020 and December 31, 2019:

	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms		Total TDRs
December 31, 2020
Residential real estate:
Interest only payments	$202	$	----	$202
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	1,486		----	1,486
Maturity extension at lower stated rate than market rate	351		----	351
Credit extension at lower stated rate than market rate	384		----	384
Nonowner-occupied
Credit extension at lower stated rate than market rate	390		----	390
Commercial and industrial
Interest only payments	4,400		----	4,400
Total TDRs	$7,213	$	----	$7,213

	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms		Total TDRs
December 31, 2019
Residential real estate:
Interest only payments	$209	$	----	$209
Commercial real estate:
Owner-occupied
Interest only payments	882		----	882
Reduction of principal and interest payments	1,521		----	1,521
Maturity extension at lower stated rate than market rate	393		----	393
Credit extension at lower stated rate than market rate	393		----	393
Nonowner-occupied
Credit extension at lower stated rate than market rate	395		----	395
Commercial and industrial
Interest only payments	4,574		----	4,574
Reduction of principal and interest payments	185		----	185
Total TDRs	$8,552	$	----	$8,552

Troubled Debt Restructurings on Financing Receivables Pre and Post Modification
The following table present the pre- and post-modification balances of TDR loan modifications by class of loans that occurred during the year ended December 31, 2019:

		TDRs Performing to Modified Terms		TDRs Not Performing to Modified Terms
	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment		Post-Modification Recorded Investment
December 31, 2019
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	1	$1,036	$1,036	$	----	$	----
Commercial and industrial:
Reduction of principal and interest payments	1	199	199		----		----

Total TDRs	2	$1,235	$1,235	$	----	$	----

Financing Receivable Credit Quality Indicators
As of December 31, 2020 and December 31, 2019, and based on the most recent analysis performed, the risk category of commercial loans by class of loans is as follows:

December 31, 2020	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$46,604	$669	$4,590	$51,863
Nonowner-occupied	160,324	3,629	570	164,523
Construction	37,063	----	----	37,063
Commercial and industrial	150,786	2,064	4,842	157,692
Total	$394,777	$6,362	$10,002	$411,141

December 31, 2019	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$49,486	$2,889	$3,450	$55,825
Nonowner-occupied	123,847	----	7,551	131,398
Construction	34,864	----	49	34,913
Commercial and industrial	89,749	298	9,976	100,023
Total	$297,946	$3,187	$21,026	$322,159

Recorded Investment of Residential and Consumer Loans
The following table presents the recorded investment of residential and consumer loans by class of loans based on payment activity as of December 31, 2020 and December 31, 2019:

	Consumer
December 31, 2020	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$54,966	$19,783	$56,639	$300,095	$431,483
Nonperforming	275	210	172	5,383	6,040
Total	$55,241	$19,993	$56,811	$305,478	$437,523

	Consumer
December 31, 2019	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$63,470	$22,490	$53,224	$303,879	$443,063
Nonperforming	300	392	486	6,374	7,552
Total	$63,770	$22,882	$53,710	$310,253	$450,615